PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jan. 02, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2021

Cost
Balance, January 3, 2021	$123,549	$571,464	$1,070,612	$174,760	$16,156	$1,956,541
Additions	3,519	4,008	44,381	5,914	73,679	131,501
Additions through business acquisitions	—	13,397	50,817	92	—	64,306
Transfers	—	4,579	8,320	276	(13,175)	—
Disposals(1)	—	(10,805)	(65,002)	(9,895)	—	(85,702)
Balance, January 2, 2022	$127,068	$582,643	$1,109,128	$171,147	$76,660	$2,066,646

Accumulated depreciation
Balance, January 3, 2021	$—	$230,088	$695,979	$133,674	$—	$1,059,741
Depreciation	—	22,696	58,435	11,045	—	92,176
Disposals(1)	—	(7,813)	(54,426)	(8,139)	—	(70,378)
Write-downs and impairments	—	—	—	34	—	34
Balance, January 2, 2022	$—	$244,971	$699,988	$136,614	$—	$1,081,573
Carrying amount, January 2, 2022	$127,068	$337,672	$409,140	$34,533	$76,660	$985,073

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2020

Cost
Balance, December 29, 2019	$120,478	$558,847	$1,149,837	$171,361	$37,670	$2,038,193
Additions	3,812	8,549	10,826	5,657	13,794	42,638
Transfers	—	5,506	28,441	1,361	(35,308)	—
Disposals(1)	(741)	(1,438)	(118,492)	(3,619)	—	(124,290)
Balance, January 3, 2021	$123,549	$571,464	$1,070,612	$174,760	$16,156	$1,956,541

Accumulated depreciation
Balance, December 29, 2019	$—	$205,834	$714,478	$122,901	$—	$1,043,213
Depreciation	—	24,537	70,497	13,418	—	108,452
Disposals(1)	—	(304)	(94,883)	(2,750)	—	(97,937)
Write-downs and impairments	—	21	5,887	105	—	6,013
Balance, January 3, 2021	$—	$230,088	$695,979	$133,674	$—	$1,059,741
Carrying amount, January 3, 2021	$123,549	$341,376	$374,633	$41,086	$16,156	$896,800
(1) Included in disposals for fiscal 2021 are manufacturing equipment with a cost of $31.5 million (2020 - $106.8 million) and accumulated depreciation of $25.2 million (2020 - $84.2 million) that were determined to be unrepairable due to damages resulting from the two hurricanes which impacted the Company’s operations in Central America in November 2020. See note 17 (c) for additional information. Assets not yet utilized in operations include expenditures incurred to date for plant expansions which are still in process and equipment not yet placed into service as at the end of the reporting period.

As at January 2, 2022, there were contractual purchase obligations outstanding of approximately $159.4 million for the acquisition of property, plant and equipment compared to $17.5 million as of January 3, 2021.